OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS - THIRD PARTIES
At beginning of year	¥ 788	¥ 914	¥ 1,855
Reversal	(422)	(126)	(941)
At end of year	¥ 366	¥ 788	¥ 914